Goodwill and Other Intangibles (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The following tables present activity in the Company’s goodwill and finite-lived and indefinite-lived intangible assets for the year ended March 31, 2023, the three months ended March 31, 2022, and the year ended December 31, 2021.

(Dollars in thousands)	March 31, 2022	Additions1	Reporting Unit Allocation	Impairment	March 31, 2023	Amortization Period
Goodwill	$2,367,750	$176	$(2,367,926)	$—	$—	Indefinite
Ben Liquidity	—	—	1,725,880	—	1,725,880	Indefinite
Ben Custody	—	—	594,219	—	594,219	Indefinite
Ben Insurance	—	—	37,942	—	37,942	Indefinite
Ben Markets	—	—	9,885	—	9,885	Indefinite

Total Goodwill	2,367,750	176	—	—	2,367,926	Indefinite
Insurance license	3,100	—	—	—	3,100	Indefinite

Total goodwill and intangible assets	$2,370,850	$176	$—	$—	$2,371,026

1	The additional goodwill resulted from the purchase of MHT Securities, as discussed in Note 1.

(Dollars in thousands)	December 31, 2021	Impairment	March 31, 2022	Amortization Period
Goodwill	$2,367,750	$—	$2,367,750	Indefinite
Insurance license	3,100	—	3,100	Indefinite

Total goodwill and intangible assets	$2,370,850	$—	$2,370,850

(Dollars in thousands)	December 31, 2020	Amortization	Impairment	December 31, 2021	Amortization Period
Goodwill	$2,367,750	$—	$—	$2,367,750	Indefinite
Non-compete agreement	185	(185)	—	—	2 years
Insurance license	3,100	—	—	3,100	Indefinite

Total goodwill and intangible assets	$2,371,035	$(185)	$—	$2,370,850

(Dollars in thousands)	December 31, 2019	Amortization	Impairment	December 31, 2020	Amortization Period
Goodwill	$2,367,750	$—	$—	$2,367,750	Indefinite
Non-compete agreement	349	(164)	—	185	3 years
Insurance license	3,100	—	—	3,100	Indefinite

Total goodwill and intangible assets	$2,371,199	$(164)	$—	$2,371,035